Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance	$ 4,187,424	$ 4,202,187	$ 4,216,085
Impairment			(10,684)
Acquisitions	0	18,199	97
Dispositions			(456)
Foreign currency	(16,792)	(33,022)	(974)
Other	0	60	(1,881)
Balance	4,170,632	4,187,424	4,202,187
iHM [Member]
Goodwill [Line Items]
Balance	3,252,767	3,234,807	3,236,688
Impairment			0
Acquisitions	0	17,900	0
Dispositions			0
Foreign currency	0	0	0
Other	0	60	(1,881)
Balance	3,252,767	3,252,767	3,234,807
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	584,574	585,227	585,307
Impairment			0
Acquisitions	0	0	0
Dispositions			0
Foreign currency	(167)	(653)	(80)
Other	0	0
Balance	584,407	584,574	585,227
International Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	232,538	264,907	276,941
Impairment		(10,700)	(10,684)
Acquisitions	0	0	0
Dispositions			(456)
Foreign currency	(16,625)	(32,369)	(894)
Other	0	0
Balance	215,913	232,538	264,907
Other [Member]
Goodwill [Line Items]
Balance	117,545	117,246	117,149
Impairment			0
Acquisitions	0	299	97
Dispositions			0
Foreign currency	0	0	0
Other	0	0	0
Balance	$ 117,545	$ 117,545	$ 117,246